UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21983

Name of Fund: NASDAQ Premium Income & Growth Fund Inc. (QQQX)

Fund Address: 2 World Financial Center, 7th Floor, New York, New York 10281.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, NASDAQ Premium Income & Growth Fund Inc., 2 World Financial Center, 7th Floor, New York, New York 10281.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: December 31, 2009

Date of reporting period: June 30, 2009

Item 1 – Report to Stockholders

NASDAQ Premium
Income & Growth Fund Inc.

Semi-Annual Report

(Unaudited)
June 30, 2009

NASDAQ Premium Income & Growth Fund Inc.

Directors and Officers

Paul Glasserman, Director and Chairman of the Board
Steven W. Kohlhagen, Director and Chairman of the Audit Committee
Laura S. Unger, Director and Chairperson of the Nominating and Corporate Governance Committee
William J. Rainer, Director
Justin C. Ferri, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Michelle H. Rhee, Chief Legal Officer
Robert M. Zakem, Chief Compliance Officer
Jeff E. McGoey, Vice President

Custodian
State Street Bank and Trust Company P.O. Box 351 Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services 480 Washington Boulevard Jersey City, NJ 07310

Proxy Results

During the six-month period ended June 30, 2009, the stockholders of NASDAQ Premium Income & Growth Fund Inc. voted on the following proposal, which was approved at the annual meeting of stockholders on April 24, 2009. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	14,795,761	820,283
	Steven W. Kohlhagen	14,750,313	865,731
	William J. Rainer	14,748,531	867,513
	Laura S. Unger	14,838,190	777,854

2	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Fund Profile as of June 30, 2009 (Unaudited)

Fund Information

The investment objective of NASDAQ Premium Income & Growth Fund Inc. (the “Fund”) is to provide stockholders with premium income and capital appreciation. The Fund pursues its objective principally through a two-part strategy. First, the Fund will invest substantially all of its net assets in a portfolio of investments designed to closely track the performance of the NASDAQ 100 Index®. Second, the Fund will use certain option strategies primarily consisting of writing NASDAQ 100 Index call options to generate premium income and reduce the volatility of the Fund’s returns, with the intent of improving the Fund’s risk adjusted returns. There can be no assurance that the Fund will achieve its investment objective.

Symbol on NASDAQ	QQQX
Initial Offering Date	January 30, 2007
Yield on Closing Market Price as of June 30, 2009 ($12.33)*	15.00%
Current Quarterly Distribution per share of Common Stock**	$0.4625
Current Annualized Distribution per share of Common Stock**	$1.85

*

Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price as of June 30, 2009. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A substantial portion of the distribution may be deemed a tax return of capital at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/09 (a)	12/31/08	Change (b)	High	Low

Market Price (c)	$12.33	$9.29	32.72%	$12.74	$8.03
Net Asset Value	$12.57	$11.28	11.44%	$13.06	$9.80

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of 20.76% based on net asset value per share and 43.82% based on market price per share, assuming reinvestment of dividends. For the same period, the performance of the NASDAQ 100 Index,® the Fund’s unmanaged reference index, had a total investment return of 22.41%. The reference index has no expenses associated with performance.

(b)	Does not include reinvestment of dividends.

(c)	Primary Exchange Price, NASDAQ.

Portfolio Information

Ten Largest Equity Holdings	Percent of Net Assets

Apple, Inc.	14.5%
QUALCOMM, Inc.	6.7
Microsoft Corp.	6.7
Oracle Corp.	5.1
Google, Inc. Class A	4.7
Cisco Systems, Inc.	4.3
Intel Corp.	3.8
Gilead Sciences, Inc.	3.7
Research In Motion Ltd.	3.2
Teva Pharmaceutical Industries Ltd.	3.1

Five Largest Industries	Percent of Net Assets

Software	18.3%
Computers & Peripherals	16.0
Communications Equipment	15.0
Biotechnology	11.8
Semiconductors & Semiconductor Equipment	9.3

Sector Representation	Percent of Long-Term Investments

Information Technology	65.7%
Health Care	18.7
Consumer Discretionary	7.3
Industrials	3.8
Financials	2.5
Consumer Staples	1.1
Materials	0.6
Energy	0.3

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.

The NASDAQ 100®, NASDAQ 100 Index®, and NASDAQ are trade or service marks of the NASDAQ Stock Market, Inc.

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	3

Schedule of Investments as of June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Aerospace & Defense — 2.5%
	Boeing Co. (c)	8,055	$342,338
	Ceradyne, Inc. (a)	23,270	410,948
	General Dynamics Corp.	5,187	287,308
	L-3 Communications Holdings, Inc.	40,787	2,829,802
	Lockheed Martin Corp.	7,241	583,987
	Precision Castparts Corp.	12,366	903,089
	United Technologies Corp.	6,271	325,841

			5,683,313

	Airlines — 0.3%
	SkyWest, Inc.	60,013	612,133

	Biotechnology — 11.8%
	Amgen, Inc. (a)(c)	106,031	5,613,281
	Biogen Idec, Inc. (a)	70,669	3,190,705
	Celgene Corp. (a)(c)	71,923	3,440,796
	Crucell NV (a)(b)(c)	31,345	754,161
	Genzyme Corp. (a)(c)	88,934	4,950,956
	Gilead Sciences, Inc. (a)(c)	181,214	8,488,064
	OSI Pharmaceuticals, Inc. (a)	27,517	776,805

			27,214,768

	Capital Markets — 0.6%
	Affiliated Managers Group, Inc. (a)	7,805	454,173
	Northern Trust Corp.	15,466	830,215

			1,284,388

	Commercial Banks — 0.3%
	East-West Bancorp, Inc. (c)	32,386	210,185
	SVB Financial Group (a)	20,213	550,198

			760,383

	Communications Equipment — 15.0%
	ADC Telecommunications, Inc. (a)(c)	46,112	367,051
	Cisco Systems, Inc. (a)	533,644	9,947,124
	Comtech Telecommunications Corp. (a)(c)	25,505	813,099
	JDS Uniphase Corp. (a)	81,886	468,388
	QUALCOMM, Inc.	342,483	15,480,232
	Research In Motion Ltd. (a)	103,558	7,357,796

			34,433,690

	Computers & Peripherals — 16.0%
	Apple, Inc. (a)(c)	233,319	33,231,625
	Dell, Inc. (a)	132,641	1,821,161
	International Business Machines Corp.	9,884	1,032,087
	NCR Corp. (a)	18,784	222,215
	Teradata Corp. (a)	21,692	508,244

			36,815,332

	Diversified Consumer Services — 0.3%
	ITT Educational Services, Inc. (a)	6,007	604,665

	Diversified Financial Services — 0.4%
	The NASDAQ Stock Market, Inc. (a)	44,015	937,960

Industry	Common Stocks	Shares	Value

	Electronic Equipment, Instruments & Components — 0.8%
	Electro Scientific Industries, Inc. (a)(c)	39,495	$441,554
	National Instruments Corp.	25,146	567,294
	Smart Modular Technologies WWH, Inc. (a)	76,754	174,231
	Trimble Navigation Ltd. (a)	30,149	591,825

			1,774,904

	Energy Equipment & Services — 0.2%
	Hercules Offshore, Inc. (a)(c)	89,128	353,838

	Food & Staples Retailing — 0.5%
	The Kroger Co.	17,012	375,115
	Walgreen Co.	30,110	885,234

			1,260,349

	Health Care Equipment & Supplies — 0.2%
	ArthroCare Corp. (a)(c)	20,522	221,638
	Kinetic Concepts, Inc. (a)	11,677	318,198

			539,836

	Health Care Providers & Services — 1.6%
	Express Scripts, Inc. (a)	43,186	2,969,037
	Lincare Holdings, Inc. (a)	30,415	715,361

			3,684,398

	Health Care Technology — 0.5%
	Quality Systems, Inc.	19,135	1,089,930

	Hotels, Restaurants & Leisure — 0.4%
	Darden Restaurants, Inc.	13,800	455,124
	McDonald’s Corp.	7,778	447,157

			902,281

	Household Durables — 0.1%
	Mohawk Industries, Inc. (a)	6,055	216,042

	IT Services — 1.2%
	Affiliated Computer Services, Inc. Class A (a)	24,958	1,108,634
	CSG Systems International, Inc. (a)(c)	38,158	505,212
	Computer Sciences Corp. (a)(c)	26,945	1,193,663

			2,807,509

	Insurance — 1.0%
	Arch Capital Group Ltd. (a)(c)	35,320	2,069,046
	CNA Financial Corp.	17,165	265,543

			2,334,589

	Internet & Catalog Retail — 2.0%
	Amazon.com, Inc. (a)	54,506	4,559,972

	Internet Software & Services — 6.5%
	eBay, Inc. (a)(c)	214,172	3,668,766
	Google, Inc. Class A (a)(c)	25,598	10,791,861
	Sohu.com, Inc. (a)	9,252	581,303

			15,041,930

	Life Sciences Tools & Services — 1.5%
	Life Technologies Corp (a)	80,799	3,370,934

4	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Machinery — 0.9%
	Eaton Corp.	26,261	$1,171,503
	Middleby Corp. (a)	18,176	798,290
	Terex Corp. (a)	11,116	134,170

			2,103,963

	Media — 1.3%
	Cablevision Systems Corp. Class A (c)	25,526	495,460
	Central European Media Enterprises Ltd. Class A (a)	7,275	143,245
	Liberty Media Corp. — Entertainment Class A (a)	45,211	1,209,394
	Liberty Media Holding Corp. — Capital (a)	30,174	409,159
	Omnicom Group Inc.	9,598	303,105
	Scholastic Corp.	21,937	434,133

			2,994,496

	Metals & Mining — 0.6%
	Freeport-McMoRan Copper & Gold, Inc. Class B (c)	14,031	703,093
	Nucor Corp.	14,653	651,033

			1,354,126

	Oil, Gas & Consumable Fuels — 0.2%
	Chevron Corp.	5,222	345,958

	Personal Products — 0.6%
	Chattem, Inc. (a)	10,571	719,885
	USANA Health Sciences, Inc. (a)	23,659	703,382

			1,423,267

	Pharmaceuticals — 3.4%
	Forest Laboratories, Inc. (a)	13,275	333,335
	GlaxoSmithKline Plc (b)	10,490	370,717
	Teva Pharmaceutical Industries Ltd. (b)	146,421	7,224,412

			7,928,464

	Real Estate Investment Trusts (REITs) — 0.2%
	Boston Properties, Inc.	9,151	436,503
	ProLogis	12,331	99,388

			535,891

	Road & Rail — 0.1%
	CSX Corp.	7,330	253,838

	Semiconductors & Semiconductor Equipment — 9.3%
	ASML Holding NV (b)(c)	149,143	3,228,946
	Cabot Microelectronics Corp. (a)	34,425	973,883
	Diodes, Inc. (a)	52,501	821,116
	Integrated Device Technology, Inc. (a)	98,128	592,693
	Intel Corp. (c)	534,956	8,853,522
	International Rectifier Corp. (a)	20,377	301,783
	Intersil Corp. Class A	58,923	740,662
	MEMC Electronic Materials, Inc. (a)	18,117	322,664
	Microsemi Corp. (a)	44,089	608,428
	Texas Instruments, Inc.	115,383	2,457,658
	Varian Semiconductor Equipment Associates, Inc. (a)	12,669	303,929
	Xilinx, Inc.	67,162	1,374,135
	Zoran Corp. (a)	67,942	740,568

			21,319,987

Industry	Common Stocks	Shares	Value

	Software — 18.3%
	Adobe Systems, Inc. (a)	226,681	$6,415,072
	Ansys, Inc. (a)(c)	18,457	575,120
	Factset Research Systems, Inc.	16,873	841,457
	McAfee, Inc. (a)	28,704	1,211,022
	Microsoft Corp.	648,694	15,419,456
	Oracle Corp.	551,747	11,818,421
	SAP AG (b)	30,179	1,212,894
	SPSS, Inc. (a)	26,332	878,699
	Symantec Corp. (a)	199,015	3,096,673
	Synopsys, Inc. (a)	29,399	573,574

			42,042,388

	Specialty Retail — 2.8%
	Charlotte Russe Holding, Inc. (a)	108,844	1,401,911
	Jos. A. Bank Clothiers, Inc. (a)	58,176	2,004,745
	Ross Stores, Inc.	13,674	527,816
	Staples, Inc.	99,519	2,007,298
	Tiffany & Co.	15,654	396,985

			6,338,755

	Textiles, Apparel & Luxury Goods — 0.6%
	Nike, Inc. Class B	20,681	1,070,862
	Phillips-Van Heusen Corp.	11,036	316,623

			1,387,485

	Trading Companies & Distributors — 0.1%
	Houston Wire & Cable Co.	26,438	314,877

	Total Investments Before Options Written (Cost — $257,617,544*) — 102.1%		234,626,639

	Options Written	Number of Contracts

	Call Options Written
	NASDAQ Index 100, expiring July 2009 at USD 1,425	110	(730,950)
	NASDAQ Index 100, expiring July 2009 at USD 1,450	110	(524,150)
	NASDAQ Index 100, expiring July 2009 at USD 1,475	100	(317,500)
	NASDAQ Index 100, expiring July 2009 at USD 1,500	110	(212,300)
	NASDAQ Index 100, expiring August 2009 at USD 1,500	133	(591,185)
	NASDAQ Index 100, expiring September 2009 at USD 1,475	133	(966,910)
	NASDAQ Index 100, expiring September 2009 at USD 1,500	100	(593,000)

	Total Options Written (Premiums Received — $3,486,258) — (1.7%)		(3,935,995)

	Total Investments, Net of Options Written (Net Cost — $254,131,286) — 100.4%		230,690,644
	Liabilities in Excess of Other Assets — (0.4%)		(817,903)

	Net Assets — 100.0%		$229,872,741

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	5

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$257,783,142

Gross unrealized appreciation	$31,221,187
Gross unrealized depreciation	(54,377,690)

Net unrealized depreciation	$(23,156,503)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security held as collateral in connection with open option contracts.

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

Level 1	$234,626,639	$(3,935,995)
Level 2	—	—
Level 3	—	—

Total	$234,626,639	$(3,935,995)

† Other financial instruments are options.

See Notes to Financial Statements.

6	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Statement of Assets, Liabilities and Capital

As of June 30, 2009 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $257,617,544)		$234,626,639
Receivables:
Securities sold	$9,456,656
Dividends	47,838	9,504,494

Total assets		244,131,133

Liabilities

Options written, at value (premiums received — $3,486,258)		3,935,995
Bank overdraft		8,975,054
Payables:
Dividends to stockholders	1,105,742
Investment advisory fees	172,573	1,278,315

Accrued expenses		69,028

Total liabilities		14,258,392

Net Assets

Net assets		$229,872,741

Capital

Common Stock, par value $.001, 100,000,000 shares authorized		$18,289
Paid-in capital in excess of par		281,294,978
Accumulated distributions in excess of investment income — net	$(17,266,819)
Accumulated realized capital losses — net	(10,733,065)
Unrealized depreciation — net	(23,440,642)

Total accumulated losses — net		(51,440,526)

Total capital — Equivalent to $12.57 per share based on 18,289,445 shares of Common Stock outstanding (market price $12.33)		$229,872,741

See Notes to Financial Statements.

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	7

Statement of Operations

For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends (net of $20,920 foreign withholding tax)		$881,801
Interest		20

Total income		881,821

Expenses

Investment advisory fees	$952,278
Licensing fees	49,168
Professional fees	48,964
Directors’ fees and expenses	28,284
Accounting services	23,005
Transfer agent fees	22,157
Printing and stockholder reports	18,081
Insurance expenses	12,193
Listing fees	9,407
Custodian fees	6,272
Other	6,039

Total expenses		1,175,848

Investment loss — net		(294,027)

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	(4,586,887)
Options written — net	394,098	(4,192,789)

Change in unrealized appreciation/depreciation on:
Investments — net	47,203,700
Options written — net	(2,216,937)	44,986,763

Total realized and unrealized gain — net		40,793,974

Net Increase in Net Assets Resulting from Operations		$40,499,947

See Notes to Financial Statements.

8	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2009 (Unaudited)	For the Year Ended December 31, 2008

Operations

Investment loss — net	$(294,027)	$(1,412,739)
Realized gain (loss) — net	(4,192,789)	5,824,547
Change in unrealized appreciation/depreciation — net	44,986,763	(141,533,637)

Net increase (decrease) in net assets resulting from operations	40,499,947	(137,121,829)

Dividends and Distributions to Stockholders

Investment income — net	(16,917,737)†	(4,974,856)
Tax return of capital	—	(28,860,617)

Net decrease in net assets resulting from dividends and distributions to stockholders	(16,917,737)	(33,835,473)

Net Assets

Total increase (decrease) in net assets	23,582,210	(170,957,302)
Beginning of period	206,290,531	377,247,833

End of period*	$229,872,741	$206,290,531

* Accumulated distributions in excess of investment income — net	$(17,266,819)	$(55,055)

† A substantial portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

See Notes to Financial Statements.

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	9

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended June 30, 2009 (Unaudited)		For the Year Ended December 31, 2008	For the Period January 30, 2007(a) to December 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$11.28		$20.63	$19.10

Investment loss — net(b)	(.02)		(.08)	(.07)
Realized and unrealized gain (loss) — net	2.24		(7.42)	3.34

Total from investment operations	2.22		(7.50)	3.27

Less dividends and distributions:
Investment income	(.93	)(c)	(.27)	—
Tax return of capital	—		(1.58)	(1.70)

Total dividends and distributions	(.93)		(1.85)	(1.70)

Offering costs resulting from the issuance of Common Stock	—		—	(.04)

Net asset value, end of period	$12.57		$11.28	$20.63

Market price per share, end of period	$12.33		$9.29	$18.26

Total Investment Return(d)

Based on net asset value per share	20.76	%(e)	(37.07%)	17.95	%(e)

Based on market price per share	43.82	%(e)	(41.45%)	(.30	%)(e)

Ratios to Average Net Assets

Expenses	1.11	%(f)	1.05%	1.06	%(f)

Investment loss — net	(.28	%)(f)	(.47%)	(.36	%)(f)

Supplemental Data

Net assets, end of period (in thousands)	$229,873		$206,291	$377,248

Portfolio turnover	0%		19%	31%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	A substantial portion of the dividends from net investment income may be deemed a tax return of capital at fiscal year end.

(d)

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

(e)	Aggregate total investment return.

(f)	Annualized.

See Notes to Financial Statements.

10	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Notes to Financial Statements (Unaudited)

Significant Accounting Policies:

NASDAQ Premium Income & Growth Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on the last business day of each week. The Fund’s Common Stock shares are listed on the NASDAQ Stock Market LLC (“NASDAQ”) under the symbol QQQX.

Investing in the Fund involves certain risks and the Fund may not be able to achieve its intended results for a variety of reasons, including, among others, the possibility that the Fund may not be able to structure derivative investments as defined below as anticipated. Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on an exchange are valued according to the broadest and most representative market. Other investments are valued at market value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NASDAQ. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NASDAQ. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NASDAQ that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Real Estate Investment Trusts (“REITs”) — A portion of distributions received from REITs may constitute a return of capital. During the year an amount, based upon prior experience and guidance from the REITs is reclassified from dividend income and recorded as an adjustment to basis of the

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	11

Notes to Financial Statements (continued)

REIT holdings. The adjustment is a reduction in basis and is reflected in either unrealized appreciation (depreciation) or realized gain (loss).

(c) Derivative financial instruments — The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No.161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement no.133” (“FAS 161”) has been implemented by the Fund. The Fund utilizes derivatives to enhance return and management has determined the use of derivative instruments is not designed to hedge security positions. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying these derivatives.

Derivatives may be volatile and involve significant risk, such as, among other things, credit risk, currency risk, leverage risk and liquidity risk. They also involve the risk of mispricing or improper valuation and correlation risk (i.e., the risk that changes in the value of the derivative may not correlate perfectly, or to any degree, with the underlying asset, interest rate or index). Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, indices, currency rates or interest rates are changing in unexpected ways. The Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts.

Derivative instruments utilized by the Fund are defined below and delineated in the statement of assets, liabilities and capital and statement of operations of the Fund.

Statement of Assets, Liabilities and Capital as of June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Liabilities	Amount

Equity Options	Options written, at value	$3,935,995

Statement of Operations for the six months ended June 30, 2009

Derivatives not accounted for as hedging instruments pursuant to FASB Statement 133	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Written Equity Options	$394,098	$(2,216,937)

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

12	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Notes to Financial Statements (continued)

Writing (selling) covered call options subjects the Fund to certain additional risks. The Fund, by writing covered call options, will forgo the opportunity to benefit from potential increases in the value of the equity investments above the exercise prices of the options, but will continue to bear the risk of declines in the value of the equity investments. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the equity securities over time.

The premium received from writing options and amounts available for distribution from the Fund’s options may decrease in declining interest rate environments. The value of the equity investments also may be influenced by changes in interest rates. Higher yielding equity investments and those issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk. A summary of option transactions is found in Note 3, Investments.

(d) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) requires an analysis of tax positions taken or to be taken on a tax return and whether such positions are “more likely than not” to be sustained upon examination based on their technical merit. To the extent they would not be sustained, tax expense (and related interest and penalties) would be recognized for financial statement reporting purposes. Management has evaluated the application of FIN 48 to the Fund, and has determined that FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of the Fund’s knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

(e) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(f) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2009, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. A portion of the distributions paid by the Fund during the year ended December 31, 2008 was characterized as a tax return of capital.

(g) Bank overdraft — The Fund recorded a bank overdraft, which resulted from management estimates of available cash.

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is a wholly owned subsidiary of Bank of America Corporation (“Bank of America”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes.

In addition, IQ Advisors has entered into a Subadvisory Agreement with Nuveen HydePark Group, LLC (“Nuveen HydePark”). Pursuant to the agreement, Nuveen HydePark provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays Nuveen HydePark a monthly fee at an annual rate equal to .39% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in aggregate fees paid by the Fund for these services.

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	13

Notes to Financial Statements (concluded)

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes, for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. has a substantial financial interest in BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors and/or ML & Co. or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $0 and $19,862,468, respectively.

Transactions in options written for the six months ended June 30, 2009 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, at beginning of period	800	$5,958,700
Options written	2,496	9,806,328
Options closed	(2,366)	(11,906,518)
Options expired	(134)	(372,252)

Outstanding call options written, at end of period	796	$3,486,258

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock par value $.001 per share, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding during the six months ended June 30, 2009 and the year ended December 31, 2008 remained constant.

5. Capital Loss Carryforward:

As of December 31, 2008, the Fund had a net capital loss carryforward of $4,607,477, all of which expires in 2015. This amount will be available to offset like amounts of any future taxable gains.

14	NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its stockholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

NASDAQ PREMIUM INCOME & GROWTH FUND INC.	JUNE 30, 2009	15

www.IQIAFunds.com

NASDAQ Premium Income & Growth Fund Inc. seeks to provide stockholders with premium income and capital appreciation.

This report, including the financial information herein, is transmitted to stockholders of NASDAQ Premium Income & Growth Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NASDAQ Premium Income & Growth Fund Inc.
2 World Financial Center, 7th Floor
New York, NY 10281

#IQQQQXD — 6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NASDAQ Premium Income & Growth Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer of
NASDAQ Premium Income & Growth Fund Inc.

Date: August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of
NASDAQ Premium Income & Growth Fund Inc.

Date: August 20, 2009

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
NASDAQ Premium Income & Growth Fund Inc.

Date: August 20, 2009